Organization, Nature of Business and Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

Nature of Business

Roadrunner Transportation Systems, Inc. (the “Company”) is headquartered in Downers Grove, Illinois with operations primarily in the United States and is organized in the following three segments: Truckload & Express Services (“TES”), Less-than-Truckload (“LTL”), and Ascent Global Logistics (“Ascent”). Within its TES segment, the Company serves customers throughout North America and provides the following services: air and ground expedite; over-the-road operations, including dry van, temperature controlled and flatbed; intermodal drayage and chassis management; and local, warehousing and other logistics. Within its LTL segment, the Company delivers LTL shipments throughout the United States and parts of Canada and operates service centers, complemented by relationships with numerous pick-up and delivery agents. Within its Ascent segment, the Company provides third-party domestic freight management, international freight forwarding, customs brokerage, and retail consolidation solutions.

Principles of Consolidation

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). All intercompany balances and transactions have been eliminated in consolidation. In the Company’s opinion, except as noted below with respect to the change in accounting principle, the change in segments, and the restructuring charges described in Note 14, these financial statements include all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the operations for the interim periods presented. Interim results are not necessarily indicative of results for a full year.

Change in Accounting Principle

Change in Accounting Principle

On January 1, 2018, the Company adopted Accounting Standards Update (“ASU”) No. 2014-09, which was updated in August 2015 by ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In March 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-08 (“ASU 2016-08”), Revenue from Contracts with Customers - Principal versus Agent Considerations (Reporting Revenue Gross versus Net). Under ASU 2016-08, when another party is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide the specified good or service (that is, the entity is a principal) or to arrange for that good or service to be provided by another party. When the principal entity satisfies a performance obligation, the entity recognizes revenue in the gross amount. When an entity that is an agent satisfies the performance obligation, that entity recognizes revenue in the amount of any fee or commission to which it expects to be entitled.

The Company determined key factors from the five-step process to recognize revenue as prescribed by the new standard that may be applicable to each of the Company’s operating businesses that roll up into its three segments. Significant customers and contracts from each business unit were identified and the Company reviewed these contracts. The Company completed the evaluation of the provisions of these contracts and compared the historical accounting policies and practices to the requirements of the new standard including the related qualitative disclosures regarding the potential impact of the effects of the accounting policies and a comparison to the Company’s previous revenue recognition policies.

The Company determined that certain transactions with customers required a change in the timing of when revenue and related expense is recognized. The guidance was applied only to contracts that were not completed at the date of initial adoption. The Company elected the modified retrospective method which required a cumulative adjustment to retained earnings instead of retrospectively adjusting prior periods. The Company recorded a $0.9 million benefit to opening retained earnings as of January 1, 2018 for the cumulative impact of adoption related to the recognition of in-transit revenue. Results for 2018 are presented under Topic 606, while prior periods were not adjusted. The adoption of Topic 606 did not have a material impact on the Company’s condensed consolidated financial statements for the three and nine months ended September 30, 2018. The disclosure requirements of Topic 606 are included within the Company’s revised revenue recognition accounting policy below.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Segment Reporting

Segment Reporting

The Company determines its segments based on the information utilized by the chief operating decision maker, the Company’s Chief Executive Officer, to allocate resources and assess performance. Based on this information, the Company has determined that it has three segments: TES, LTL, and Ascent. The Company changed its segment reporting effective January 1, 2018 when it integrated its truckload brokerage business into the Ascent domestic freight management business. Segment information for prior periods has been revised to align with the new segment structure.

Revenue Recognition, Policy

Revenue Recognition (effective January 1, 2018)

The Company’s revenues are primarily derived from transportation services which includes providing freight and carrier services both domestically and internationally via land, air, and sea. The Company disaggregates revenue among its three segments, TES, LTL and Ascent, as presented in Note 13.

Performance Obligations - A performance obligation is created once a customer agreement with an agreed upon transaction price exists. The terms and conditions of the Company’s agreements with customers are generally consistent within each segment. The transaction price is typically fixed and determinable and is not contingent upon the occurrence or non-occurrence of any other event. The transaction price is generally due 30 to 60 days from the date of invoice. The Company’s transportation service is a promise to move freight to a customer’s destination, with the transit period typically being less than one week. The Company views the transportation services it provides to its customers as a single performance obligation. These performance obligations are satisfied and recognized in revenue over the requisite transit period as the customer’s goods move from origin to destination. The Company determines the period to recognize revenue in transit based upon the departure date and the delivery date, which may be estimated if delivery has not occurred as of the reporting date. Determining the transit period and the percentage of completion as of the reporting date requires management to make judgments that affect the timing of revenue recognized. The Company has determined that revenue recognition over the transit period provides a reasonable estimate of the transfer of goods and services to its customers as the Company’s obligation is performed over the transit period.

Principal vs. Agent Considerations - The Company utilizes independent contractors and third-party carriers in the performance of some transportation services. The Company evaluates whether its performance obligation is a promise to transfer services to the customer (as the principal) or to arrange for services to be provided by another party (as the agent) using a control model. This evaluation determined that the Company is in control of establishing the transaction price, managing all aspects of the shipments process and taking the risk of loss for delivery, collection, and returns. Based on the Company’s evaluation of the control model, it determined that all of the Company’s major businesses act as the principal rather than the agent within their revenue arrangements and such revenues are reported on a gross basis.

Contract Balances and Costs - The Company applies the practical expedient in Topic 606 that permits the Company to not disclose the aggregate amount of transaction price allocated to performance obligations that are unsatisfied as of the end of the period as the Company’s contracts have an expected length of one year or less. The Company also applies the practical expedient in Topic 606 that permits the recognition of incremental costs of obtaining contracts as an expense when incurred if the amortization period of such costs is one year or less. These costs are included purchased transportation costs.

New Accounting Pronouncements

New Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which will be effective for the Company in 2019. For financing leases, a lessee is required to: (1) recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments; (2) recognize interest on the lease liability separately from amortization of the right-of-use asset; and (3) classify repayments of the principal portion of the lease liability within financing activities and payments of interest on the lease liability and variable lease payments within operating activities in the statement of cash flows. For operating leases, a lessee is required to: (1) recognize the right-to-useasset and a lease liability, initially measured at the present value of the lease payments; (2) recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term generally on a straight-line basis; and (3) classify all cash payments within operating activities in the statement of cash flows. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying assets not to recognize lease assets and lease liabilities. In July 2018, the FASB issued an amendment to Topic 842 which provides an optional transition method that will give companies the option to use the effective date as the date of initial application upon transition. The Company plans to elect this transition method and, as a result, will not adjust comparative period financial information or make the new required lease disclosures for periods before the effective date. The Company has established an implementation team which is in the process of implementing Topic 842, including accumulating necessary information, assessing the current lease portfolio, and implementing software to meet the new reporting requirements. The Company is also evaluating current processes and controls and identifying necessary changes to support the adoption of the new standard. The Company anticipates it will exclude leases with a term of 12 months or less from accounting under Topic 842 and plans to elect the package of practical expedients upon transition that will retain lease classification and other accounting conclusions made in the assessment of existing lease contracts. The Company expects adoption of this guidance will have a material impact on the Company’s consolidated balance sheets given the Company will be required to record operating leases with lease terms greater than 12 months within assets and liabilities on the consolidated balance sheets; however, the impact on the consolidated statements of operations and cash flows is not expected to be material.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740) Intra-Entity Transfers of Assets Other than Inventory (“ASU 2016-16”). Prior to ASU 2016-16, GAAP prohibited the recognition of current and deferred income taxes for intra-entity asset transfers other than inventory (e.g., property and equipment) until the asset had been sold to an outside party. Under ASU 2016-16, the FASB decided that an entity should recognize the income tax consequences of an intra-entity transfer of an asset when the transfer occurs. ASU 2016-16 does not include any new disclosure requirements; however, existing disclosure around the rate reconciliations and types of temporary differences and/or carryforward that give rise to a significant portion of deferred income taxes may be applicable. The Company adopted ASU 2016-16 effective January 1, 2018 and it did not have a material impact on the Company’s condensed consolidated financial statements.

Revisions to Previously Issued Condensed Consolidated Financial Statements

Revisions to Previously Issued Condensed Consolidated Financial Statements

Subsequent to the issuance of the condensed consolidated financial statements for the interim period ended September 30, 2018, management identified an immaterial error related to the financing of insurance premiums, resulting in an understatement of prepaid expenses and other current assets and of accrued expenses and other current liabilities in the amount of $15.9 million. There was no impact on the unaudited condensed consolidated statement of operations.

The following table summarizes the impact of the immaterial error on select unaudited condensed statement of cash flows line items for the nine months ended September 30, 2018 (in thousands):

	As previously reported	Adjustment	As revised
Cash flows from operating activities:
Changes in:
Prepaid expenses and other assets	$(15,636)	$1,882	$(13,754)
Accrued expenses and other liabilities	10,274	(13,412)	(3,138)
Net cash provided by (used in) operating activities	$9,547	$(11,530)	$(1,983)
Cash flows from financing activities:
Proceeds from insurance premium financing	$—	$17,782	$17,782
Payments on insurance premium financing	—	(6,252)	(6,252)
Net cash provided by (used in) financing activities	$(9,624)	11,530	$1,906